Expense Example - Risk Parity II MV Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	84	303	539	1,219	109	381	673	1,506	74	271	485	1,102